Financial Instruments - Currency risk sensitivity analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Financial Instruments
Increase in Loss from continuing operations if U.S. dollar currency weakened 10% against functional currencies	$ 1,288
Decrease in Loss from continuing operations if U.S. dollar currency strengthened 10% against functional currencies	(1,272)
Decrease in Loss from continuing operations if Euro weakened 10% against functional currencies	3,439
Increase in Loss from continuing operations if Euro strengthened 10% against functional currencies	3,439
Decrease in Loss from continuing operations if Canadian dollar weakened 10% against functional currencies	2,359
Increase in Loss from continuing operations if Canadian dollar strengthened 10% against functional currencies	$ 2,359